Schedule of Income (Loss) Before Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
LOSS BEFORE INCOME TAXES	$ (29,200)	$ (25,416)
UNITED STATES
LOSS BEFORE INCOME TAXES	(27,984)	(25,375)
Non-US [Member]
LOSS BEFORE INCOME TAXES	$ (1,216)	$ (41)